REGULATORY MATTERS (Details) (EUR €)					12 Months Ended
	Dec. 31, 2012	Dec. 21, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 EU000A1G0AL3	Dec. 31, 2012 EU000A1G0AM1	Dec. 31, 2012 EU000A1G0AN9	Dec. 31, 2012 EU000A1G0AP4	Dec. 31, 2012 EU000A1G0AQ2	Dec. 31, 2012 EU000A1G0A57	Dec. 31, 2012 EU000A1G0A65	Dec. 31, 2012 EU000A1G0A73
Terms Of Efsf Bonds [Line Items]
ISSUER					EFSF	EFSF	EFSF	EFSF	EFSF	EFSF	EFSF	EFSF
Currency					EUR	EUR	EUR	EUR	EUR	EUR	EUR	EUR
Coupon					Euribor + 46 bps	Euribor + 57 bps	Euribor + 64 bps	Euribor + 71 bps	Euribor + 77 bps	Euribor + 34 bps	Euribor + 35 bps	Euribor + 36 bps
Frequency					Semi-Annually	Semi-Annually	Semi-Annually	Semi-Annually	Semi-Annually	Semi-Annually	Semi-Annually	Semi-Annually
Notional amount					€ 1,486,000,000	€ 1,486,000,000	€ 1,486,000,000	€ 1,486,000,000	€ 1,486,000,000	€ 726,875,000	€ 726,875,000	€ 872,250,000
Maturity					19/4/2018	19/4/2019	19/4/2020	19/4/2021	19/4/2022	19/12/2022	19/12/2023	19/12/2024
Total Notional Amount	9,756,000,000
Regulatory Matters Texual Details [Abstract]
Minimum amounts and ratios determined on a risk weighted basis	8.00%
Total Capital Ratios For Group	9.00%
EFSF bonds obtained as an advance from HFSF	7,430,000,000
HFSF contribution additional advance from EFSF		2,326,000,000
Contribution by HFSF of EFSF bonds	9,756,000,000
Capital
Total Capital (to Risk-Weighted Assets)	5,162,000		5,140,000	5,456,000
Tier 1 Capital (to Risk-Weighted Assets)	3,226,000		3,212,000	3,410,000
Tier 1 Capital	5,464,000		(2,367,000)	8,959,000
Total Capital	€ 5,819,000		€ (1,664,000)	€ 9,311,000
Ratios
Tier I	8.50%		(3.70%)	13.10%
Total	9.00%		(2.60%)	13.70%
Capital Required For Capital Adequacy To Risk Weighted Assets	8.00%		8.00%	8.00%
Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	5.00%		5.00%	5.00%